Investment Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investment Properties [Abstract]
INVESTMENT PROPERTIES

7. INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	30 June 2020
	Commercial building	Lands*	Total
	USD	USD	USD

Opening balance	20,063,304	5,649,008	25,712,312
Additions	1,319	42,313	43,632
Sale of investment properties	-	(1,277,490)	(1,277,490)
Fair value adjustment	(498,636)	(225,165)	(723,801)
Ending balance	19,565,987	4,188,666	23,754,653

	31 December 2019
	Commercial building	Lands*	Total
	USD	USD	USD

Opening balance	20,312,477	10,342,737	30,655,214
Additions	-	745,281	745,281
Sale of investment properties	-	(5,383,701)	(5,383,701)
Fair value adjustment	(249,173)	(55,309)	(304,482)
Ending balance	20,063,304	5,649,008	25,712,312

*	Lands amounting to USD 4,188,666 as at 30 June 2020 (31 December 2019: USD 5,649,008) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties.

The fair value of investment properties has been determined by management and in doing so has considered a valuation performed by third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group’s interim condensed statement of income for the six months periods ended 30 June 2020 and 30 June 2019 to the change in the price used for the valuation of the investment properties was as follows:

	%	Average price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Commercial building

30 June 2020	+/- 10	1,094	1,956,599	(1,956,599)
30 June 2019	+/- 10	1,139	2,031,247	(2,031,247)

	%	Average price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Lands

30 June 2020	+/- 10	195	418,867	(418,867)
30 June 2019	+/- 10	151	1,078,458	(1,078,458)

12.	INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	2019
	Commercial building	Land*	Total
	USD	USD	USD

Opening balance	20,312,477	10,342,737	30,655,214
Additions	-	745,281	745,281
Sale of investment properties	-	(5,383,701)	(5,383,701)
Fair value adjustment (note 22)	(249,173)	(55,309)	(304,482)
Ending balance	20,063,304	5,649,008	25,712,312

	2018
	Commercial building	Land*	Total
	USD	USD	USD

Opening balance	20,218,543	10,342,737	30,561,280
Fair value adjustment (note 22)	93,934	-	93,934
Ending balance	20,312,477	10,342,737	30,655,214

* Land amounting to USD 5,649,008 as at 31 December 2019 (2018: USD 10,342,737) is registered in the name of one of the Directors of the Group. The Group has obtained a proxy over this investment property (note 26).

The fair value of investment properties has been determined by management and in doing so has considered a valuation performed by a third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group financial statements to the change in the price used for the valuation of the investment properties was as the following:

	%	Price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Commercial building

2019	+/- 10	1,122	2,006,330	(2,006,330)

2018	+/- 10	1,139	2,031,248	(2,031,248)

	%	Price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Land

2019	+/- 10	203	564,901	(564,901)

2018	+/- 10	151	1,034,274	(1,034,274)